SUBSEQUENT EVENTS (Details Narrative)	Oct. 20, 2025
Get Golf [Member] | Purchase Agreement [Member]
Related Party Transaction [Line Items]
Equity method investment description	On October 20, 2025, Marc Angell, the Chief Executive Officer and controlling shareholder of The Marquie Group, Inc. (“TMGI”), and Jacquie Angell, entered into a Purchase Agreement, as amended (the “Purchase Agreement”) with GetGolf.com (“GetGolf”), for $500,000 payable over 12 months, with respect to the sale of: (i) 200 Series A Preferred shares of TMGI (the Series A Shares”), which Series A Shares have 80% of the vote of all classes of voting stock of TMGI at all times, and (ii) that certain promissory note issued by the Company, in the name of Jacquie Angell in the principal amount of $2,000,000; and (iii) the return to treasury 666,700 held by the Angell Family Trust.